Ordinary share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Ordinary share

During the years ended December 31, 2018 and 2017, there was no movement with the Company’s issued ordinary shares and outstanding shares.

Number of outstanding shares at years end of:

	2018	2017

Shares issued	2,229,609	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
	2,061,909	2,061,909